As filed with the Securities and Exchange Commission on December 19, 2012

Registration Nos. 333-28339; 811-08239

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 79	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 81	☒

ProFunds

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

(240) 497-6400

Registrant’s Telephone Number, including Area Code:

With copy to:

Michael L. Sapir

ProShare Advisors LLC

7501 Wisconsin Avenue, Suite 1000

Bethesda, MD 20814

(Name and Address of Agent for Service)

With copy to:

John Loder, Esq. c/o Ropes & Gray LLP One International Place Boston, MA 02110	Amy R. Doberman ProFund Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ProFunds certifies that it has met all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Bethesda, Maryland on December 19, 2012.

PROFUNDS

/s/ Louis M. Mayberg
Louis M. Mayberg, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Michael L. Sapir	Trustee, Chairman	December 19, 2012

Michael L. Sapir*

/s/ Russell S. Reynolds, III	Trustee	December 19, 2012

Russell S. Reynolds, III*

/s/ Michael C. Wachs	Trustee	December 19, 2012

Michael C. Wachs*

/s/ William D. Fertig	Trustee	December 19, 2012

William D. Fertig*

/s/ Louis M. Mayberg	President	December 19, 2012

Louis M. Mayberg*

/s/ Christopher E. Sabato	Treasurer	December 19, 2012

Christopher E. Sabato*

*By:	/s/ Amy R. Doberman
Amy R. Doberman As Attorney-in-fact December 19, 2012

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase